Related Party Transactions - Additional Information (Detail)			3 Months Ended	5 Months Ended	9 Months Ended
	Oct. 23, 2017 USD ($) shares	Oct. 18, 2017 $ / mo $ / h	Sep. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Accrued expenses - related parties			$ 35,783	$ 42,915	$ 35,783
Warrants price per share | $ / shares			$ 1.50	$ 1.50	$ 1.50
Working capital loans			$ 0	$ 0	$ 0
Warrant [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Loans convertible into warrants			1,500,000	1,500,000	1,500,000
Sponsors [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues				25,000
Total expenses - related parties			60,000		190,000
Accrued expenses - related parties			$ 36,000	$ 43,000	$ 36,000
Related party loan repayment	$ 100,000
Notes payable, interest terms				Non-interest bearing
Total expenses - related parties				$ 58,000
Sponsors [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Monthly fee payable | $ / mo		5,000
Deferred cash payment per hour | $ / h		330
Affiliate of Sponsor [Member]
Related Party Transaction [Line Items]
Monthly expense for office space and related support services to an affiliate | $ / mo		16,875
Class F Ordinary Shares [Member]
Related Party Transaction [Line Items]
Common stock conversion basis ratio			100.00%	100.00%	100.00%
Class F Ordinary Shares [Member] | Sponsors [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, new issues | shares	8,625,000			8,625,000
Stock issued during period, value, new issues	$ 25,000			$ 863
Number of shares to be forfeited if over-allotment option is not exercised | shares	1,125,000
Common stock conversion basis ratio			100.00%	100.00%	100.00%
Ratio of shares to be received as adjustment to existing shares				11.11%	11.11%
Class A Ordinary Shares [Member] | Sponsors [Member]
Related Party Transaction [Line Items]
Threshold share price for transfer of shares | $ / shares				$ 12.00	$ 12.00
Number of trading period for transfer of shares				20 days	20 days
Number of consecutive trading period for transfer of shares				30 days	30 days
Period from completion of business combination				150 days	150 days
Class A Ordinary Shares [Member] | Sponsors [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Ordinary shares to be issued | shares			5,200	3,142	5,200
Class A Ordinary Shares [Member] | Anchor Investors [Member]
Related Party Transaction [Line Items]
Shares to be sold under forward agreements | shares				15,789,474	15,789,474
Forward agreements price per share | $ / shares				$ 9.50	$ 9.50
Forward agreements, aggregate amount				$ 150,000,000	$ 150,000,000
Class A Ordinary Shares [Member] | Anchor Investors [Member] | Contingent Call Shares [Member]
Related Party Transaction [Line Items]
Threshold share price | $ / shares				$ 11.00	$ 11.00
Number of trading days for calculating share price				20 days	20 days
Number of consecutive trading days for calculating share price				30 days	30 days
Share purchase price | $ / shares			$ 0.01	$ 0.01	$ 0.01
Ratio to determine shares that may be purchased				5.56%	5.56%